Income Taxes Expense (Benefit) (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit [Line Items]
Loss before income taxes	$ (2,126,391)	$ 86,045	$ (8,638,692)	$ (1,981,228)	$ (11,963,038)	$ (8,553,281)
Foreign [Member]
Income Tax Expense Benefit [Line Items]
Loss before income taxes					(3,850)	0
United States [Member]
Income Tax Expense Benefit [Line Items]
Loss before income taxes					$ (11,959,188)	$ (8,553,281)